Other information about investments (Details 18) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Current assets	€ 36,433	€ 37,971
Non-current assets	78,172	86,560
Total assets	114,928	124,545
Current liabilities	24,735	27,696
Non-current liabilities	42,027	43,763
Total liabilities	66,849	71,459
Net equity	48,079	53,086	€ 57,409	€ 65,641
Operating profit	8,012	2,157	(3,076)
Finance (expense) income	(1,236)	(885)	(1,306)
Profit before income taxes	6,844	892	(4,277)
Income taxes	3,467	1,936	3,122
Net profit	3,377	(1,457)	(9,373)
Other comprehensive income	(5,518)	1,870	4,649
Total other comprehensive income	(2,141)	413	€ (4,724)
Net profit attributable to Eni	3,374	(1,464)
Angola LNG Ltd [Member]
Disclosure of subsidiaries [line items]
Current assets	662	507
- of which cash and cash equivalent	370	339
Non-current assets	7,048	8,376
Total assets	7,710	8,883
Current liabilities	203	284
Non-current liabilities	1,610	1,863
- non-current financial liabilities	1,418	1,699
Total liabilities	1,813	2,147
Net equity	€ 5,897	€ 6,736
Eni’s ownership interest (%)	13.60%	13.60%
Book value of the investment	€ 802	€ 916
Revenues and other operating income	1,374	84
Operating expense	(563)	(281)
Depreciation, depletion, amortization and impairments	(399)
Operating profit	412	(188)
Finance (expense) income	(80)	(385)
Income (expense) from investments		(70)
Profit before income taxes	332	(455)
Net profit	332	(455)
Other comprehensive income	(817)	200
Total other comprehensive income	(485)	(255)
Net profit attributable to Eni	45	(62)
United Gas Derivatives Co [Member]
Disclosure of subsidiaries [line items]
Current assets	192	253
- of which cash and cash equivalent	62	146
Non-current assets	91	140
Total assets	283	393
Current liabilities	37	41
Non-current liabilities		1
Total liabilities	37	42
Net equity	€ 246	€ 351
Eni’s ownership interest (%)	33.33%	33.33%
Book value of the investment	€ 82	€ 117
Revenues and other operating income	112	102
Operating expense	(44)	(61)
Depreciation, depletion, amortization and impairments	(13)
Operating profit	55	(13)
Finance (expense) income	6	28
Income (expense) from investments		11
Profit before income taxes	61	39
Income taxes	(14)	5
Net profit	47	44
Other comprehensive income	(39)	11
Total other comprehensive income	8	55
Net profit attributable to Eni	16	14
Dividends received by the associate	12	14
Other Associates [Member]
Disclosure of subsidiaries [line items]
Current assets	182	1,338
- of which cash and cash equivalent	46	32
Non-current assets	1,698	569
Total assets	1,880	1,907
Current liabilities	339	1,232
- current financial liabilities	42	25
Non-current liabilities	1,050	270
- non-current financial liabilities	997	78
Total liabilities	1,389	1,502
Net equity	491	405
Book value of the investment	177	167
Revenues and other operating income	462	1,239
Operating expense	(410)	(1,051)
Depreciation, depletion, amortization and impairments	(27)	(2)
Operating profit	25	(625)
Finance (expense) income	1	(439)
Income (expense) from investments	(30)	224
Profit before income taxes	(4)	(215)
Income taxes	(5)	(108)
Net profit	(9)	(323)
Other comprehensive income	(13)	(7)
Total other comprehensive income	(22)	(330)
Net profit attributable to Eni	(7)	(88)
Dividends received by the associate	€ 1	€ 39